GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
GOING CONCERN
Accumulated Deficit	$ (5,892,536)		$ (4,324,061)	$ (3,153,395)
Net loss	(1,568,475)	$ (105,716)	(1,170,666)	(490,235)
Stockholder's equity	$ (1,474,141)		$ (1,264,016)	$ (472,871)